Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables and Accrued Expenses [Abstract]
Schedule of other payable and accrued expenses
	December 31,
	2016	2017

Government authorities	$993	$867
Warranty provision short term	1,741	1,680
Professional services	693	470
Payment obligation related to acquisition	1,400	900
Restructuring	-	503
Accrued expenses	1,276	626

	$6,103	$5,046